INCOME TAXES - Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation between the applicable statutory income tax rate and the Company's effective tax rate
PRC applicable income tax rate	25.00%	25.00%	25.00%
Change in deferred tax valuation allowance	(21.00%)	(57.00%)	47.00%
Preferential tax rate	(42.00%)	7.00%	(53.00%)
Effect of different tax rate of subsidiaries	39.00%	16.00%	(7.00%)
Other	6.00%	(1.00%)	(16.00%)
Effective income tax rate	7.00%	(10.00%)	(4.00%)